Cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash and cash equivalents [Line Items]
Cash and cash equivalents	¥ 1,579,743	$ 227,530	¥ 928,934	$ 133,794	¥ 475,028	¥ 729,598
RMB [Member]
Cash and cash equivalents [Line Items]
Cash and cash equivalents	1,536,947		450,802
US$ [Member]
Cash and cash equivalents [Line Items]
Cash and cash equivalents	¥ 42,796	$ 6,171	¥ 478,132	$ 73,632